Other Income (Expense)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Other Income Expenses
20.	OTHER INCOME (EXPENSE)
Other income (expense) consists of the following components:

	Note	2019	2018
Change in fair value of warrants	14(b)	$(38,185)	$19,002
Foreign exchange gain (loss)		288	(7,834)
Loss on settlement of debt and production payment liability	13(b),(c)	(14,123)	(1,299)
Other income (expense)		178	(9,631)
Loss from equity investment	5(d)	(881)	-

Total other income (expense)		$(52,723)	$238